Organization and Principal Activities - Results of Operations and Cash Flows of VIEs and its Subsidiaries taken as Whole (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 2,561,229	$ 372,515	¥ 873,219	¥ 312,574
Net income	65,358	9,505	93,240	16,259
Net cash provided by operating activities	222,269	32,328	123,906	15,499
Net cash used in investing activities	(151,821)	(22,081)	(1,234)	(1,609)
Net cash provided by (used in) financing activities	604,975	$ 87,989	2,671	12,999
VIEs
Variable Interest Entity [Line Items]
Revenue	2,561,229		873,083	312,523
Net income	70,232		92,159	16,295
Net cash provided by operating activities	209,690		123,182	13,146
Net cash used in investing activities	(183,262)		¥ (1,234)	(1,609)
Net cash provided by (used in) financing activities	¥ (37,731)			¥ 12,999